Distribution Date:	09/17/25	BANK 2018-BNK13
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK13

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States

Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
			partnership
Principal Prepayment Detail	20
			Steve Luther		Steve.Luther@mountstreet.com;
Historical Detail	21				Special.servicing@mountstreet.com

Delinquency Loan Detail	22		5910 North Central Expressway, Suite 1665 | Dallas, TX 75206 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
Specially Serviced Loan Detail - Part 1	24		Attention: BANK 2018-BNK13 Transaction Manager		notices@pentalphasurveillance.com

Specially Serviced Loan Detail - Part 2	25		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States

Modified Loan Detail	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	28				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	29
		Trustee	Wilmington Trust, National Association
Supplemental Notes	30
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539LAW0	3.221000%	63,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06539LAX8	4.074000%	73,996,000.00	24,813,281.22	24,813,281.22	84,241.09	186,824.38	0.00	25,084,346.69	0.00	0.00%	30.00%
A-3	06539LAY6	3.978000%	9,903,000.00	9,903,000.00	9,903,000.00	32,828.45	54,744.69	0.00	9,990,573.14	0.00	0.00%	30.00%
A-SB	06539LAZ3	4.193000%	35,858,000.00	12,980,379.52	383,162.13	45,355.61	3,835.36	0.00	432,353.10	12,597,217.39	37.08%	30.00%
A-4	06539LBA7	3.953000%	200,000,000.00	200,000,000.00	684,270.88	658,833.34	3,426.12	0.00	1,346,530.34	199,315,729.12	37.08%	30.00%
A-5	06539LBB5	4.217000%	244,803,000.00	244,803,000.00	0.00	860,278.54	0.00	0.00	860,278.54	244,803,000.00	37.08%	30.00%
A-S	06539LBE9	4.467000%	86,334,000.00	86,334,000.00	0.00	321,378.31	0.00	0.00	321,378.31	86,334,000.00	25.18%	20.38%
B	06539LBF6	4.694836%	49,334,000.00	49,334,000.00	0.00	193,012.54	0.00	0.00	193,012.54	49,334,000.00	18.38%	14.88%
C	06539LBG4	4.694836%	38,122,000.00	38,122,000.00	0.00	149,147.12	0.00	0.00	149,147.12	38,122,000.00	13.13%	10.63%
D	06539LAJ9	3.000000%	41,485,000.00	41,485,000.00	0.00	103,712.50	0.00	0.00	103,712.50	41,485,000.00	7.42%	6.00%
E	06539LAL4	3.844836%	15,697,000.00	15,697,000.00	0.00	50,293.66	0.00	0.00	50,293.66	15,697,000.00	5.25%	4.25%
F	06539LAN0	3.844836%	10,091,000.00	10,091,000.00	0.00	32,331.87	0.00	0.00	32,331.87	10,091,000.00	3.86%	3.13%
G*	06539LAQ3	3.844836%	28,031,455.00	28,031,455.00	0.00	26,903.37	0.00	0.00	26,903.37	28,031,455.00	0.00%	0.00%
R	06539LAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2HBD09	4.694836%	47,209,497.67	40,083,900.86	1,883,353.38	153,511.72	23,641.45	0.00	2,060,506.55	38,200,547.48	0.00%	0.00%
Regular SubTotal			944,189,952.67	801,678,016.60	37,667,067.61	2,711,828.12	272,472.00	0.00	40,651,367.73	764,010,948.99

X-A	06539LBC3	0.597687%	627,886,000.00	492,499,660.74	0.00	245,300.71	200,356.93	0.00	445,657.64	456,715,946.51
X-B	06539LBD1	0.113183%	173,790,000.00	173,790,000.00	0.00	16,391.68	0.00	0.00	16,391.68	173,790,000.00
X-D	06539LAA8	1.694836%	41,485,000.00	41,485,000.00	0.00	58,591.90	0.00	0.00	58,591.90	41,485,000.00
X-E	06539LAC4	0.850000%	15,697,000.00	15,697,000.00	0.00	11,118.71	0.00	0.00	11,118.71	15,697,000.00
X-F	06539LAE0	0.850000%	10,091,000.00	10,091,000.00	0.00	7,147.79	0.00	0.00	7,147.79	10,091,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06539LAG5	0.850000%	28,031,455.00	28,031,455.00	0.00	19,855.61	0.00	0.00	19,855.61	28,031,455.00
Notional SubTotal			896,980,455.00	761,594,115.74	0.00	358,406.40	200,356.93	0.00	558,763.33	725,810,401.51

Deal Distribution Total					37,667,067.61	3,070,234.52	472,828.93	0.00	41,210,131.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06539LAX8	335.33273717	335.33273717	1.13845465	0.00000000	0.00000000	2.52479026	0.00000000	338.99598208	0.00000000
A-3	06539LAY6	1,000.00000000	1,000.00000000	3.31500050	0.00000000	0.00000000	5.52809149	0.00000000	1,008.84309199	0.00000000
A-SB	06539LAZ3	361.99396285	10.68554102	1.26486725	0.00000000	0.00000000	0.10695967	0.00000000	12.05736795	351.30842183
A-4	06539LBA7	1,000.00000000	3.42135440	3.29416670	0.00000000	0.00000000	0.01713060	0.00000000	6.73265170	996.57864560
A-5	06539LBB5	1,000.00000000	0.00000000	3.51416666	0.00000000	0.00000000	0.00000000	0.00000000	3.51416666	1,000.00000000
A-S	06539LBE9	1,000.00000000	0.00000000	3.72249994	0.00000000	0.00000000	0.00000000	0.00000000	3.72249994	1,000.00000000
B	06539LBF6	1,000.00000000	0.00000000	3.91236348	0.00000000	0.00000000	0.00000000	0.00000000	3.91236348	1,000.00000000
C	06539LBG4	1,000.00000000	0.00000000	3.91236346	0.00000000	0.00000000	0.00000000	0.00000000	3.91236346	1,000.00000000
D	06539LAJ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06539LAL4	1,000.00000000	0.00000000	3.20403007	0.00000000	0.00000000	0.00000000	0.00000000	3.20403007	1,000.00000000
F	06539LAN0	1,000.00000000	0.00000000	3.20403032	0.00000000	0.00000000	0.00000000	0.00000000	3.20403032	1,000.00000000
G	06539LAQ3	1,000.00000000	0.00000000	0.95975646	2.24427380	61.00002479	0.00000000	0.00000000	0.95975646	1,000.00000000
R	06539LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HBD09	849.06433744	39.89352721	3.25171263	0.07013568	1.92710290	0.50077741	0.00000000	43.64601726	809.17081023

Notional Certificates
X-A	06539LBC3	784.37751557	0.00000000	0.39067715	0.00000000	0.00000000	0.31909762	0.00000000	0.70977477	727.38673344
X-B	06539LBD1	1,000.00000000	0.00000000	0.09431889	0.00000000	0.00000000	0.00000000	0.00000000	0.09431889	1,000.00000000
X-D	06539LAA8	1,000.00000000	0.00000000	1.41236350	0.00000000	0.00000000	0.00000000	0.00000000	1.41236350	1,000.00000000
X-E	06539LAC4	1,000.00000000	0.00000000	0.70833344	0.00000000	0.00000000	0.00000000	0.00000000	0.70833344	1,000.00000000
X-F	06539LAE0	1,000.00000000	0.00000000	0.70833317	0.00000000	0.00000000	0.00000000	0.00000000	0.70833317	1,000.00000000
X-G	06539LAG5	1,000.00000000	0.00000000	0.70833319	0.00000000	0.00000000	0.00000000	0.00000000	0.70833319	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/25 - 08/30/25	30	0.00	84,241.09	0.00	84,241.09	0.00	0.00	0.00	84,241.09	0.00
A-3	08/01/25 - 08/30/25	30	0.00	32,828.45	0.00	32,828.45	0.00	0.00	0.00	32,828.45	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	45,355.61	0.00	45,355.61	0.00	0.00	0.00	45,355.61	0.00
A-4	08/01/25 - 08/30/25	30	0.00	658,833.33	0.00	658,833.33	0.00	0.00	0.00	658,833.34	0.00
A-5	08/01/25 - 08/30/25	30	0.00	860,278.54	0.00	860,278.54	0.00	0.00	0.00	860,278.54	0.00
X-A	08/01/25 - 08/30/25	30	0.00	245,300.70	0.00	245,300.70	0.00	0.00	0.00	245,300.71	0.00
X-B	08/01/25 - 08/30/25	30	0.00	16,391.68	0.00	16,391.68	0.00	0.00	0.00	16,391.68	0.00
X-D	08/01/25 - 08/30/25	30	0.00	58,591.90	0.00	58,591.90	0.00	0.00	0.00	58,591.90	0.00
X-E	08/01/25 - 08/30/25	30	0.00	11,118.71	0.00	11,118.71	0.00	0.00	0.00	11,118.71	0.00
X-F	08/01/25 - 08/30/25	30	0.00	7,147.79	0.00	7,147.79	0.00	0.00	0.00	7,147.79	0.00
X-G	08/01/25 - 08/30/25	30	0.00	19,855.61	0.00	19,855.61	0.00	0.00	0.00	19,855.61	0.00
A-S	08/01/25 - 08/30/25	30	0.00	321,378.31	0.00	321,378.31	0.00	0.00	0.00	321,378.31	0.00
B	08/01/25 - 08/30/25	30	0.00	193,012.54	0.00	193,012.54	0.00	0.00	0.00	193,012.54	0.00
C	08/01/25 - 08/30/25	30	0.00	149,147.12	0.00	149,147.12	0.00	0.00	0.00	149,147.12	0.00
D	08/01/25 - 08/30/25	30	0.00	103,712.50	0.00	103,712.50	0.00	0.00	0.00	103,712.50	0.00
E	08/01/25 - 08/30/25	30	0.00	50,293.66	0.00	50,293.66	0.00	0.00	0.00	50,293.66	0.00
F	08/01/25 - 08/30/25	30	0.00	32,331.87	0.00	32,331.87	0.00	0.00	0.00	32,331.87	0.00
G	08/01/25 - 08/30/25	30	1,641,748.98	89,813.63	0.00	89,813.63	62,910.26	0.00	0.00	26,903.37	1,709,919.45
RR Interest	08/01/25 - 08/30/25	30	87,324.85	156,822.79	0.00	156,822.79	3,311.07	0.00	0.00	153,511.72	90,977.56
Totals			1,729,073.83	3,136,455.83	0.00	3,136,455.83	66,221.33	0.00	0.00	3,070,234.52	1,800,897.01

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	41,210,131.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,153,116.46	Master Servicing Fee	9,343.59
Interest Reductions due to Nonrecoverability Determination	(60,607.10)	Certificate Administrator Fee	5,022.78
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	344.99
ARD Interest	0.00	Operating Advisor Fee	1,425.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	172.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,092,509.36	Total Fees	16,599.12

Principal		Expenses/Reimbursements
Scheduled Principal	416,667.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,175.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	37,250,400.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	37,667,067.61	Total Expenses/Reimbursements	5,675.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	472,828.93	Interest Distribution	3,070,234.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	37,667,067.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	472,828.93
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	472,828.93	Total Payments to Certificateholders and Others	41,210,131.06
Total Funds Collected	41,232,405.90	Total Funds Distributed	41,232,405.88

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	801,678,017.26	801,678,017.26	Beginning Certificate Balance	801,678,016.60
(-) Scheduled Principal Collections	416,667.61	416,667.61	(-) Principal Distributions	37,667,067.61
(-) Unscheduled Principal Collections	37,250,400.00	37,250,400.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	764,010,949.65	764,010,949.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	802,220,407.04	802,220,407.04	Ending Certificate Balance	764,010,948.99
Ending Actual Collateral Balance	764,534,574.79	764,534,574.79

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.66)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.66)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP	Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP
1,000,000 or less	3	2,533,755.59	0.33%	34	4.5511	(0.791441)	1.20 or less	18	106,915,014.46	13.99%	33	4.8671	0.094085
1,000,001 to 2,000,000	11	17,822,816.95	2.33%	33	4.6012	1.505952	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	8	21,285,487.64	2.79%	33	4.7050	2.145779	1.31 to 1.40	1	5,750,000.00	0.75%	34	5.0400	1.405300
3,000,001 to 4,000,000	4	13,750,021.18	1.80%	29	4.6235	1.862708	1.41 to 1.50	4	45,497,166.60	5.96%	(7)	4.5180	1.473850
4,000,001 to 5,000,000	2	9,912,377.20	1.30%	34	5.2351	2.972377	1.51 to 1.75	6	106,579,492.19	13.95%	33	5.0417	1.587635
5,000,001 to 7,000,000	5	31,433,531.30	4.11%	31	4.6161	1.491091	1.76 to 2.00	6	128,222,923.81	16.78%	33	4.8513	1.856827
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	11,410,233.06	1.49%	34	4.2908	2.049345
8,000,001 to 9,000,000	1	8,213,438.52	1.08%	34	4.4700	(0.360000)	2.26 to 2.50	2	88,462,400.00	11.58%	33	4.3175	2.487206
9,000,001 to 10,000,000	3	28,286,637.37	3.70%	34	4.8077	2.556156	2.51 to 2.75	3	56,692,944.15	7.42%	33	3.9444	2.571638
10,000,001 to 15,000,000	5	62,091,300.97	8.13%	33	4.9244	0.991066	2.76 to 3.00	6	113,031,097.73	14.79%	34	4.3150	3.003580
15,000,001 to 20,000,000	2	34,284,296.63	4.49%	34	5.0661	2.216832	3.01 or greater	10	96,888,889.86	12.68%	33	4.3359	3.295832
20,000,001 to 30,000,000	4	95,910,208.65	12.55%	13	4.5780	1.976853	Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846
30,000,001 to 50,000,000	10	432,912,400.00	56.66%	33	4.4519	2.229821
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP
							Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP
Alabama	1	19,023,440.64	2.49%	32	4.3150	2.506000
							Industrial	4	29,474,543.58	3.86%	33	4.3710	2.573285
Arizona	2	11,090,000.00	1.45%	29	4.5057	2.270264
							Lodging	5	50,462,996.84	6.61%	32	5.1703	1.982252
California	5	109,751,378.54	14.37%	33	4.6491	2.125703
							Mixed Use	1	10,000,000.00	1.31%	34	4.8100	2.757400
Colorado	1	5,750,000.00	0.75%	34	5.0400	1.405300
							Multi-Family	27	88,329,216.94	11.56%	33	4.5865	1.397262
Florida	5	57,715,433.59	7.55%	34	4.9598	1.695694
							Office	11	264,141,695.74	34.57%	33	4.3004	2.275627
Idaho	1	15,482,918.09	2.03%	34	5.1100	3.005700
							Retail	23	312,521,562.49	40.91%	27	4.7241	1.867151
Illinois	3	25,369,087.12	3.32%	33	4.6616	0.894352
							Self Storage	2	3,506,256.41	0.46%	34	5.0039	1.337924
Indiana	1	4,749,200.00	0.62%	34	4.3200	2.467800
							Totals	75	764,010,949.65	100.00%	31	4.5824	2.022846
Louisiana	3	43,587,200.00	5.71%	33	4.2525	3.153295

Maryland	1	3,300,000.00	0.43%	34	4.8800	4.016700

Michigan	5	18,653,811.74	2.44%	34	4.4435	2.530643

Missouri	1	40,000,000.00	5.24%	35	4.4330	3.001900

Nevada	3	60,419,807.38	7.91%	32	4.8123	1.981722

New Jersey	2	3,668,000.00	0.48%	34	4.3200	2.467800

New York	23	199,707,938.83	26.14%	34	4.3154	1.519927

Ohio	5	42,681,428.81	5.59%	30	4.8934	1.699582

Oregon	2	7,800,000.00	1.02%	34	4.9090	3.342895

South Carolina	1	11,257,538.52	1.47%	34	5.3230	1.835400

Tennessee	1	13,043,396.96	1.71%	32	4.8390	1.824900

Texas	3	9,676,653.75	1.27%	34	5.1004	2.340343

Virginia	1	29,796,400.66	3.90%	(28)	4.2580	1.461400

Washington	2	18,286,637.37	2.39%	34	4.8064	2.446106

Wisconsin	1	7,626,000.00	1.00%	34	4.3200	2.467800

Totals	75	764,010,949.65	100.00%	31	4.5824	2.022846

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP	Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP
	3.750% or less	1	22,000,000.00	2.88%	31	3.7086	3.368300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	94,000,000.00	12.30%	33	3.7680	2.764521	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	52,070,702.82	6.82%	33	4.2396	2.701404	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	202,819,177.78	26.55%	25	4.3456	2.087838	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	53,436,270.63	6.99%	34	4.6402	1.515223	49 months or greater	58	758,436,272.00	99.27%	31	4.5789	2.022925
	4.751% to 5.000%	14	175,171,990.29	22.93%	32	4.8718	1.822974	Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846
	5.001% to 5.250%	8	80,620,116.99	10.55%	34	5.1142	1.967345
	5.251% to 5.500%	4	73,405,636.29	9.61%	34	5.3655	0.873339
	5.501% to 5.750%	1	4,912,377.20	0.64%	34	5.5670	2.678300
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP	Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP
	60 months or less	58	758,436,272.00	99.27%	31	4.5789	2.022925	Interest Only	20	458,356,200.00	59.99%	33	4.5080	2.297816
	61 months to 84	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	4	65,506,356.33	8.57%	33	4.3532	2.256658
	85 or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months to 180	1	6,100,611.74	0.80%	34	4.2800	2.013900
	Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846	181 months to 240	2	25,718,221.68	3.37%	34	4.6898	(0.038852)
								241 months to 300	26	187,485,652.42	24.54%	23	4.8468	1.666447
								301 months to 420	5	15,269,229.83	2.00%	34	4.3188	0.621775
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	5,574,677.65	0.73%	33	5.0640	NAP			No outstanding loans in this group
Underwriter's Information		2	46,808,800.00	6.13%	33	3.8008	2.940594
	12 months or less	47	695,474,676.00	91.03%	31	4.6317	1.970028
	13 months to 24 months	7	12,659,741.92	1.66%	29	4.5624	1.721427
	25 months or greater	2	3,493,054.08	0.46%	34	4.5575	1.350230
	Totals	60	764,010,949.65	100.00%	31	4.5824	2.022846
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310946154	OF	New York	NY	Actual/360	3.768%	162,233.33	0.00	0.00	N/A	06/11/28	--	50,000,000.00	50,000,000.00	09/11/25
1A	310946155				Actual/360	3.768%	142,765.33	0.00	0.00	N/A	06/11/28	--	44,000,000.00	44,000,000.00	09/11/25
2	320131102	Various Various		Various	Actual/360	4.315%	297,255.56	35,059,200.00	0.00	N/A	05/01/28	--	80,000,000.00	44,940,800.00	09/01/25
2A	320131163				Actual/360	4.315%	18,578.47	2,191,200.00	0.00	N/A	05/01/28	--	5,000,000.00	2,808,800.00	09/01/25
4	310943327	RT	Las Vegas	NV	Actual/360	4.896%	210,812.92	0.00	0.00	N/A	05/11/28	--	50,000,000.00	50,000,000.00	09/11/25
5	300801792	Various Various		Various	Actual/360	4.320%	161,900.35	0.00	0.00	N/A	07/01/28	--	43,521,600.00	43,521,600.00	09/01/25
6	300801789	OF	Metairie	LA	Actual/360	4.250%	153,708.33	0.00	0.00	N/A	06/01/28	--	42,000,000.00	42,000,000.00	09/01/25
7	1852902	RT	Chula Vista	CA	Actual/360	4.672%	164,746.40	0.00	0.00	07/01/28	11/01/29	--	40,950,000.00	40,950,000.00	09/01/25
8	453011953	RT	Frontenac	MO	Actual/360	4.433%	152,692.22	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	09/01/25
9	310942683	RT	Aventura	FL	Actual/360	4.890%	168,433.33	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	09/11/25
11	1852535	OF	New York	NY	Actual/360	5.430%	175,343.75	0.00	0.00	N/A	08/01/28	--	37,500,000.00	37,500,000.00	09/01/25
12	300801774	RT	Fairfax	VA	Actual/360	4.258%	109,437.84	50,734.09	0.00	N/A	05/10/23	11/10/26	29,847,134.75	29,796,400.66	09/10/25
13	320131113	RT	Cincinnati	OH	Actual/360	5.280%	100,715.98	37,799.85	0.00	N/A	05/01/28	--	22,151,607.84	22,113,807.99	09/01/25
14	656120811	OF	San Francisco	CA	Actual/360	3.709%	70,257.37	0.00	0.00	04/06/28	04/06/31	--	22,000,000.00	22,000,000.00	09/06/25
15	453011911	RT	Chino Hills	CA	Actual/360	5.175%	98,037.50	0.00	0.00	N/A	06/01/28	--	22,000,000.00	22,000,000.00	09/01/25
16	310944507	OF	Ontario	CA	Actual/360	5.030%	81,535.55	22,963.83	0.00	N/A	07/11/28	--	18,824,342.37	18,801,378.54	09/11/25
17	1852676	RT	Lincolnshire	IL	Actual/360	4.930%	0.00	0.00	0.00	N/A	07/01/28	--	14,276,356.88	14,276,356.88	03/01/23
18	320131118	LO	Boise	ID	Actual/360	5.110%	68,217.04	19,976.28	0.00	N/A	07/01/28	--	15,502,894.37	15,482,918.09	09/01/25
19	310946883	RT	Franklin	TN	30/360	4.839%	52,703.75	26,350.04	0.00	N/A	05/11/28	--	13,069,747.00	13,043,396.96	09/11/25
20	470109290	MF	White Plains	NY	Actual/360	4.390%	43,380.31	33,564.72	0.00	N/A	06/01/28	--	11,475,429.52	11,441,864.80	09/01/25
21	310945278	LO	Orlando	FL	Actual/360	5.145%	53,564.04	17,925.05	0.00	N/A	07/11/28	--	12,090,068.86	12,072,143.81	09/11/25
22	300801793	LO	Myrtle Beach	SC	Actual/360	5.323%	51,687.52	18,850.65	0.00	N/A	07/01/28	--	11,276,389.17	11,257,538.52	09/01/25
23	300801795	MF	Vancouver	WA	Actual/360	4.850%	37,705.99	16,382.42	0.00	N/A	07/01/28	--	9,028,370.75	9,011,988.33	09/01/25
24	300801821	MU	New York	NY	Actual/360	4.810%	41,419.44	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	09/01/25
25	300801817	OF	Tacoma	WA	Actual/360	4.764%	38,104.23	13,779.18	0.00	N/A	07/01/28	--	9,288,428.22	9,274,649.04	09/01/25
26	470109720	MF	Suffern	NY	Actual/360	4.470%	31,676.14	15,911.09	0.00	N/A	07/01/28	--	8,229,349.61	8,213,438.52	09/01/25
27	1852910	IN	Farmington Hills	MI	Actual/360	4.280%	22,589.66	28,629.29	0.00	N/A	07/01/28	--	6,129,241.03	6,100,611.74	09/01/25
28	600940064	LO	Oregon	OH	Actual/360	4.810%	27,960.22	12,485.57	0.00	N/A	05/11/27	--	6,750,504.79	6,738,019.22	09/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	470109300	MF	Bayside	NY	Actual/360	4.190%	24,722.42	7,106.67	0.00	N/A	07/01/28	--	6,852,007.01	6,844,900.34	09/01/25
30	300801765	MF	Davis	CA	Actual/360	4.820%	24,903.33	0.00	0.00	N/A	05/01/28	--	6,000,000.00	6,000,000.00	09/01/25
31	610945607	OF	Colorado Springs	CO	Actual/360	5.040%	24,955.00	0.00	0.00	N/A	07/11/28	--	5,750,000.00	5,750,000.00	09/11/25
32	300801816	LO	Brenham	TX	Actual/360	5.567%	23,586.72	7,873.27	0.00	N/A	07/01/28	--	4,920,250.47	4,912,377.20	09/01/25
33	300801820	MF	Beaverton	OR	Actual/360	4.909%	21,135.97	0.00	0.00	N/A	07/01/28	--	5,000,000.00	5,000,000.00	09/01/25
35	410935318	RT	Phoenix	AZ	Actual/360	4.840%	16,504.40	0.00	0.00	N/A	04/11/27	--	3,960,000.00	3,960,000.00	09/11/25
36	410944844	OF	West Deptford	NJ	Actual/360	5.165%	15,035.52	5,885.35	0.00	N/A	05/11/28	--	3,380,563.00	3,374,677.65	09/11/25
37	470109320	MF	White Plains	NY	Actual/360	4.510%	12,701.51	6,321.48	0.00	N/A	06/01/28	--	3,270,540.18	3,264,218.70	09/01/25
38	470108890	MF	Amityville	NY	Actual/360	4.210%	11,718.07	6,519.57	0.00	N/A	07/01/28	--	3,232,322.05	3,225,802.48	09/01/25
39	600945697	IN	Laurel	MD	Actual/360	4.880%	13,867.33	0.00	0.00	N/A	07/11/28	--	3,300,000.00	3,300,000.00	09/11/25
40	470109060	MF	Mount Vernon	NY	Actual/360	4.520%	11,586.77	2,840.41	0.00	N/A	06/01/28	--	2,976,902.39	2,974,061.98	09/01/25
42	470108430	MF	New York	NY	Actual/360	4.570%	10,332.30	4,993.29	0.00	N/A	07/01/28	--	2,625,557.81	2,620,564.52	09/01/25
43	300801797	MF	Saint Clair	MI	Actual/360	5.206%	12,888.47	0.00	0.00	N/A	07/01/28	--	2,875,000.00	2,875,000.00	09/01/25
44	410944306	SS	Las Vegas	NV	Actual/360	4.870%	7,475.39	14,987.31	0.00	N/A	07/11/28	--	1,782,567.17	1,767,579.86	09/11/25
45	300801819	MF	Hillsboro	OR	Actual/360	4.909%	11,836.14	0.00	0.00	N/A	07/01/28	--	2,800,000.00	2,800,000.00	09/01/25
46	300801779	MF	Jacksonville	FL	Actual/360	5.345%	11,681.30	3,666.52	0.00	N/A	05/01/28	--	2,537,956.30	2,534,289.78	09/01/25
47	470109470	MF	Yonkers	NY	Actual/360	4.290%	9,247.79	2,528.36	0.00	N/A	07/01/28	--	2,503,349.68	2,500,821.32	09/01/25
48	470109270	MF	New York	NY	Actual/360	4.430%	8,301.64	4,261.72	0.00	N/A	06/01/28	--	2,176,211.76	2,171,950.04	09/01/25
49	300801818	MF	Canby	OR	Actual/360	4.909%	9,299.83	0.00	0.00	N/A	07/01/28	--	2,200,000.00	2,200,000.00	09/01/25
50	470108870	MF	Lynbrook	NY	Actual/360	4.280%	6,872.77	3,741.73	0.00	N/A	06/01/28	--	1,864,784.00	1,861,042.27	09/01/25
51	470108960	MF	Great Neck	NY	Actual/360	4.420%	6,790.36	3,499.47	0.00	N/A	06/01/28	--	1,784,066.42	1,780,566.95	09/01/25
52	470109940	MF	Yonkers	NY	Actual/360	4.380%	7,006.28	1,831.29	0.00	N/A	07/01/28	--	1,857,607.64	1,855,776.35	09/01/25
53	470110090	MF	Woodsburgh	NY	Actual/360	4.400%	6,605.53	3,409.69	0.00	N/A	07/01/28	--	1,743,395.70	1,739,986.01	09/01/25
54	470109210	MF	Mount Kisco	NY	Actual/360	4.470%	6,707.68	3,390.41	0.00	N/A	06/01/28	--	1,742,631.23	1,739,240.82	09/01/25
55	300801778	MF	Palatka	FL	Actual/360	5.145%	8,417.79	0.00	0.00	N/A	05/01/28	--	1,900,000.00	1,900,000.00	09/01/25
56	410944935	SS	Houston	TX	Actual/360	5.140%	7,707.09	2,601.16	0.00	N/A	06/11/28	--	1,741,277.71	1,738,676.55	09/11/25
57	470109040	MF	Elmhurst	NY	Actual/360	4.410%	4,956.12	2,564.16	0.00	N/A	06/01/28	--	1,305,101.32	1,302,537.16	09/01/25
58	470109560	MF	New York	NY	Actual/360	4.620%	3,165.31	6,859.52	0.00	N/A	06/01/28	--	795,635.99	788,776.47	09/01/25

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	470109540	MF	New York	NY	Actual/360	4.390%	3,953.38	2,048.66	0.00	N/A	07/01/28	--	1,045,789.80	1,043,741.14	09/01/25
60	470109610	MF	Bronx	NY	Actual/360	4.540%	4,279.68	1,032.93	0.00	N/A	07/01/28	--	1,094,702.77	1,093,669.84	09/01/25
61	470109880	MF	New York	NY	Actual/360	4.520%	3,402.45	1,676.29	0.00	N/A	07/01/28	--	874,165.85	872,489.56	09/01/25
62	470109810	MF	New York	NY	Actual/360	4.520%	3,402.45	1,676.29	0.00	N/A	07/01/28	--	874,165.85	872,489.56	09/01/25
Totals							3,092,509.36	37,667,067.61	0.00				801,678,017.26	764,010,949.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,006,132.84	7,770,311.71	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	28,397,384.49	14,301,767.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,517,549.88	6,091,683.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,859,276.15	2,425,372.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,907,231.20	3,185,134.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,247,139.70	1,801,094.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	14,122,942.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,729,939.16	3,130,869.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	147,963.74	96,646.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	22,389,879.26	7,931,690.96	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,832,497.19	1,540,344.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	30,234,427.35	15,831,806.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,166,812.70	4,861,946.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,963,503.34	982,640.55	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(331,001.00)	(149,401.00)	01/01/25	06/30/25	09/11/25	14,276,356.88	526,013.40	(200.38)	909,844.77	320,416.05	0.00
18	3,251,308.37	3,398,213.81	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	19,854,139.22	9,442,908.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	327,940.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,667,098.16	1,519,734.18	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,770,096.25	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,066,681.96	593,757.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,189,106.99	681,718.71	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,307,982.00	1,042,038.87	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(206,707.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,781,065.27	740,967.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	783,194.70	205,256.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	293,791.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,054,248.85	243,297.45	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	710,543.80	246,789.46	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	946,699.51	1,121,481.09	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	663,257.41	413,703.21	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	387,463.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	199,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	140,343.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	715,618.00	341,016.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	63,801.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	298,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	591,766.83	301,345.99	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	365,669.50	206,646.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	497,178.68	248,679.69	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	409,321.41	265,143.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	309,270.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	100,463.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	189,992.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	331,321.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(151,413.67)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	131,585.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	371,653.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	434,135.21	212,966.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	124,391.32	37,260.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	14,638.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	(516,405.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	122,064.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	24,041.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	35,311.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	61,694.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	215,133,955.41	92,834,929.94				14,276,356.88	526,013.40	(200.38)	909,844.77	320,416.05	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	320131102	35,059,200.00	Curtailment w/ yield maintenance	0.00	445,015.46
2A	320131163	2,191,200.00	Curtailment w/ yield maintenance	0.00	27,813.47
Totals		37,250,400.00		0.00	472,828.93
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	1	14,276,356.88	0	0.00	1	14,276,356.88	0	0.00	2	37,250,400.00	0	0.00	4.582416%	4.553231%	31
08/15/25	0	0.00	0	0.00	1	14,276,356.88	0	0.00	1	14,276,356.88	0	0.00	0	0.00	0	0.00	4.570069%	4.541476%	32
07/17/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570153%	4.541553%	33
06/17/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570245%	4.541638%	34
05/16/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570329%	4.541715%	35
04/17/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570420%	4.541798%	36
03/17/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570502%	4.541874%	37
02/18/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570608%	4.541972%	38
01/17/25	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570690%	4.542047%	39
12/17/24	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570771%	4.542121%	40
11/18/24	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	0	0.00	4.570859%	4.542203%	41
10/18/24	0	0.00	0	0.00	1	14,276,356.88	1	14,276,356.88	0	0.00	0	0.00	0	0.00	1	4,250,000.00	4.570939%	4.542276%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
17	1852676	03/01/23	29	6	(200.38)	909,844.77	855,350.64	14,799,982.04	03/22/23	2			05/22/25
Totals					(200.38)	909,844.77	855,350.64	14,799,982.04

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		40,494,420	40,494,420		0	0
25 - 36 Months		660,566,530	646,290,173		0	14,276,357
37 - 48 Months		0	0		0	0
49 - 60 Months		40,950,000	40,950,000		0	0
> 60 Months		22,000,000	22,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	764,010,950	749,734,593	0	0	0	14,276,357
Aug-25	801,678,017	787,401,660	0	0	0	14,276,357
Jul-25	802,092,951	787,816,594	0	0	0	14,276,357
Jun-25	802,535,350	788,258,993	0	0	0	14,276,357
May-25	802,946,714	788,670,358	0	0	0	14,276,357
Apr-25	803,385,666	789,109,309	0	0	0	14,276,357
Mar-25	803,793,490	789,517,133	0	0	0	14,276,357
Feb-25	804,287,859	790,011,502	0	0	0	14,276,357
Jan-25	804,691,921	790,415,565	0	0	0	14,276,357
Dec-24	805,094,303	790,817,946	0	0	0	14,276,357
Nov-24	805,524,581	791,248,224	0	0	0	14,276,357
Oct-24	805,923,497	791,647,140	0	0	0	14,276,357
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	1852676	14,276,356.88	14,799,982.04	2,950,000.00	07/29/25	(201,449.00)	(0.35050)	06/30/25	07/01/28	213
Totals		14,276,356.88	14,799,982.04	2,950,000.00		(201,449.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	1852676	RT	IL	03/22/23	2

Loan transferred to Special Servicing on 3/22/2023 for imminent monetary default. Subject loan is secured by a 75,372 SF free-standing retail building located in Lincolnshire, IL with fee simple ownership interest but encumbered by a development agreement . Sole tenant, Regal Cinemas, filed bankruptcy in September 2022, and the lease was subsequently rejected through the bankruptcy proceedings. Tenant occupied and paid rent on the space through February 2023 before vacating. A receiver was appointed for the property in August 2023. Foreclosure sale occurred on 2/18/2025, with the Trust being the successful bidder; formal deed transfer occurred in May 2025. Special Servicer is negotiating an REO sale with a third party buyer, and expects to be under contract in the next calendar month if contract terms are agreed to.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946883	14,492,141.00	4.83900%	14,492,141.00 4.83900%		10	07/08/20	06/11/20	08/11/20
19	310946883	0.00	4.83900%	0.00	4.83900%	10	12/29/21	12/29/21	01/11/22
22	300801793	0.00	5.32300%	0.00	5.32300%	8	08/03/21	08/03/21	--
Totals		14,492,141.00		14,492,141.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	60,607.10	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	790.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	2,175.70	0.00	0.00	60,607.10	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,282.80

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Supplemental Notes
None

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